John Hancock Variable Insurance Trust

Supplement dated August 10, 2015

to the Prospectus dated April 27, 2015

Emerging Markets Value Trust (the “fund”)

Effective immediately, Daniel Ong and Bhanu P. Singh have been added as portfolio managers to the fund. Karen E. Umland, Joseph H. Chi, Jed S. Fogdall, and Henry F. Gray will also continue to manage the fund.

Accordingly, the following replaces the portfolio manager information under the heading “Portfolio management”:

Karen E. Umland, CFA Senior Portfolio Manager and Vice President Managed fund since 2007	Joseph H. Chi, CFA Senior Portfolio Manager and Vice President Managed fund since 2010	Jed S. Fogdall Senior Portfolio Manager and Vice President Managed fund since 2010
Henry F. Gray Head of Global Equity Trading and Vice President Managed fund since 2012	Daniel Ong Senior Portfolio Manager and Vice President Managed fund since 2015	Bhanu P. Singh Senior Portfolio Manager and Vice President Managed fund since 2015

International Small Company Trust (the “fund”)

Effective immediately, Arun Keswani and Bhanu P. Singh have been added as portfolio managers to the fund. Karen E. Umland, Joseph H. Chi, Jed S. Fogdall, and Henry F. Gray will also continue to manage the fund.

Accordingly, the following replaces the portfolio manager information under the heading “Portfolio management”:

Karen E. Umland, CFA Senior Portfolio Manager and Vice President Managed fund since 2006	Joseph H. Chi, CFA Senior Portfolio Manager and Vice President Managed fund since 2010	Jed S. Fogdall Senior Portfolio Manager and Vice President Managed fund since 2010
Henry F. Gray Head of Global Equity Trading and Vice President Managed fund since 2012	Arun Keswani Senior Portfolio Managed fund since 2015	Bhanu P. Singh Senior Portfolio Manager and Vice President Managed fund since 2015

Small Cap Opportunities Trust (the “fund”)

Effective immediately, Joel Schneider has been added as portfolio manager to the fund. Joseph H. Chi, Jed S. Fogdall, and Henry F. Gray will also continue to manage the fund. Bhanu P. Singh no longer serves as portfolio manager of the fund.

Accordingly, the following replaces the portfolio manager information for Dimensional Fund Advisors LP under the heading “Portfolio management”:

Joseph H. Chi, CFA Senior Portfolio Manager and Vice President; Dimensional Fund Advisors LP Managed fund since 2012	Jed S. Fogdall Senior Portfolio Manager and Vice President; Dimensional Fund Advisors LP Managed fund since 2012	Henry F. Gray Head of Global Equity Trading and Vice President; Dimensional Fund Advisors LP Managed fund since 2012
Joel Schneider Senior Portfolio Manager and Vice President; Dimensional Fund Advisors LP Managed fund since 2015

The following information relating to Daniel Ong, Bhanu P. Singh, Arun Keswani, and Joel Schneider is added to the portfolio manager information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Dimensional Fund Advisors LP (“Dimensional”).”

Emerging Markets Value Trust	Karen E. Umland, CFA Joseph H. Chi, CFA Jed S. Fogdall Henry F. Gray Daniel Ong Bhanu P. Singh
International Small Company Trust	Karen E. Umland, CFA Joseph H. Chi, CFA Jed S. Fogdall Henry F. Gray Arun Keswani Bhanu P. Singh
Small Cap Opportunities Trust	Henry F. Gray Joseph H. Chi, CFA Jed S. Fogdall Joel Schneider

•	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Umland joined Dimensional in 1993 and has been a Portfolio Manager and responsible for the international equity portfolios since 1998.

•	Joseph H. Chi, CFA. Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been co-head of the portfolio management group since 2012.

•	Jed S. Fogdall. Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been co-head of the portfolio management group since 2012.

•	Henry F. Gray. Head of Global Equity Trading and Vice President and a member of the Investment Committee. Mr. Gray joined Dimensional in 1995 and was a Portfolio Manager from 1995 to 2005 and has been the Head of Global Equity Trading since 2006.

•	Bhanu P. Singh. Senior Portfolio Manager and Vice President of Dimensional. Mr. Singh joined Dimensional in 2003 and has been a portfolio manager since 2012.

•	Arun Keswani. Senior Portfolio Manager at Dimensional. Mr. Keswani joined Dimensional in 2011 and has been a portfolio manager since 2013. Prior to joining Dimensional, Mr. Keswani worked as an investment banking associate at Morgan Stanley.

•	Joel Schneider. Senior Portfolio Manager and Vice President of Dimensional. Mr. Schneider joined Dimensional in 2011, has been a portfolio manager since 2013. Prior to joining Dimensional, Mr. Schneider worked as a management consultant at ZS Associates.

•	Daniel Ong. Senior Portfolio Manager and Vice President of Dimensional. Mr. Ong joined Dimensional in 2005 and has been a portfolio manager since 2005.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.